Commitments - Schedule of Financial Commitments whose Contractual Amount Represents Credit Risk (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Loss Contingencies [Line Items]
Financial commitments, contractual amount, Fixed Rate	$ 81,967	$ 103,821
Financial commitments, contractual amount, Variable Rate	123,798	66,776
Financial commitments, contractual amount	205,765		$ 229,593
Commitments to Make Loans
Loss Contingencies [Line Items]
Financial commitments, contractual amount, Fixed Rate	19,438	54,812
Financial commitments, contractual amount, Variable Rate	82,522	13,191
Financial commitments, contractual amount	101,960		103,354
Unused Lines of Credit
Loss Contingencies [Line Items]
Financial commitments, contractual amount, Fixed Rate	58,291	38,943
Financial commitments, contractual amount, Variable Rate	40,926	53,435
Financial commitments, contractual amount	99,217		119,964
Commercial and Similar Letters of Credit
Loss Contingencies [Line Items]
Financial commitments, contractual amount, Fixed Rate	3,013	8,966
Financial commitments, contractual amount	3,013		4,700
Standby Letters of Credit
Loss Contingencies [Line Items]
Financial commitments, contractual amount, Fixed Rate	1,225	1,100
Financial commitments, contractual amount, Variable Rate	350	$ 150
Financial commitments, contractual amount	$ 1,575		$ 1,575